Related Party Transactions	9 Months Ended	12 Months Ended
	Aug. 31, 2026	Nov. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 — Related Party Transactions

Founder’s Shares

On November 29, 2024, Iron Horse Acquisitions Corp. II issued an aggregate of 12,321,429 ordinary shares to the previous sponsor, Bengochea SPAC Sponsors II LLC (the “Founder Shares”) for an aggregate purchase price of $25,000. As of November 30, 2024, the $25,000 had not been received for the issuance of the Founder Shares and it is presented as a subscription receivable on the equity statement. Subsequently on December 27, 2024, the Company received the $25,000 for the Founder Shares. On May 8, 2025, through a share recapitalization, the previous sponsor surrendered 6,571,429 ordinary shares, as a result of which the previous sponsor held an aggregate of 5,750,000 ordinary shares. As described in Note 1 and below, the previous sponsor’s 5,750,000 ordinary shares were cancelled in connection with the September 30, 2025 merger of Iron Horse Acquisitions Corp. II with and into the Company, and on September 18, 2025 the Sponsor acquired 5,750,000 newly issued ordinary shares of the Company for $32,000. The 5,750,000 ordinary shares held by the Sponsor are the Founder Shares outstanding as of August 31, 2026. Because the merger was accounted for as a transaction between entities under common control, with the assets and liabilities recorded at their historical cost and the net assets received reported retrospectively, all share and per share data have been retrospectively presented for all periods presented. The Founder Shares include an aggregate of up to 750,000 shares subject to forfeiture by the holders to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the holders will collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering assuming the initial shareholders do not purchase any Public Shares in the Initial Public Offering. The holders of the Founder Shares agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until the earlier of (i) 180 days after the completion of a Business Combination or (ii) if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

The Company had initially engaged D. Boral Capital LLC (“D. Boral”) to act as the lead underwriter in connection with the Initial Public Offering. In May 2025, D. Boral and the Company agreed to terminate such engagement, and in consideration therefore, the Sponsor has agreed to transfer 10,000 Founder Shares to D. Boral in full settlement of any fees incurred by D. Boral in connection with their engagement (the “D. Boral Shares”). The D. Boral Shares will be subject to the same lock-up and transfer restrictions as the other holders of Founder Shares.

On September 18, 2025, after the Company migrated, by way of continuation, to the Cayman Islands, as more fully described above and in Note 1, the Sponsor contributed $32,000 for the issuance of 5,750,000 ordinary shares, $0.0001 par value per share at approximately $0.0056 per share, of which up to 750,000 ordinary shares are subject to forfeiture to the extent that the over-allotment option was not exercised by the underwriters in full or in part, so that the initial shareholders will continue to own approximately 20% of the issued and outstanding ordinary shares after the Initial Public Offering. Previously, Bengochea SPAC Sponsors II LLC, the “previous sponsor” held 5,750,000 ordinary shares in Iron Horse Acquisitions Corp. II, which shares are now cancelled. On September 30, 2025, Iron Horse Acquisitions Corp. II merged with Iron Horse Acquisition II Corp., which is the surviving entity, and the continuing company. On December 18, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture as of August 31, 2026.

Promissory Note — Related Party

On October 1, 2025, the Company entered into a promissory note agreement with the Sponsor for $300,000. The promissory note is non-interest bearing, and due the earlier of April 30, 2026, or the date the Company consummates the Initial Public Offering. As of November 30, 2025, the Company had outstanding borrowings of $300,000 under the promissory note. On December 18, 2025, the Company repaid the total outstanding balance of the promissory note amounting to $300,000. Borrowings under the promissory note are no longer available as of August 31, 2026.

Due from Sponsor

The Company paid the Sponsor an aggregate amount of $38,718 in excess of the outstanding promissory note balance at the closing of the Initial Public Offering. On December 22, 2025, the Sponsor wired the $38,718 back to the Company. As of August 31, 2026 and November 30, 2025, no balance was outstanding from the Sponsor.

Due to Sponsor

The Sponsor has paid certain offering and operating expenses on behalf of the Company. As of August 31, 2026 and November 30, 2025, the balance due to the Sponsor amounted to $25,545 and $11,914, respectively.

Reimbursement to Officers

For the three and nine months ended August 31, 2026, the Company incurred $59,650 and $222,456, respectively, of reimbursable expenses to its officers which are included in general, formation and operational costs in the unaudited consolidated statements of operations. For the three and nine months ended August 31, 2025, no reimbursements to officers were incurred. As of August 31, 2026 and November 30, 2025, $101,804 and $0, respectively, of reimbursable expenses are included in the unaudited consolidated balance sheets.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the initial shareholders, the Sponsor, the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (“Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The notes would be paid upon consummation of an initial Business Combination, without interest. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used for such repayment. These loans would be repaid at completion of the initial Business Combination. As of August 31, 2026 and November 30, 2025, no Working Capital Loans were outstanding.

Note 6 — Related Party Transactions

Founder’s Shares

On November 29, 2024, the Company issued an aggregate of 12,321,429 ordinary shares (the “Founder Shares”) for an aggregate purchase price of $25,000. As of November 30, 2024, the $25,000 had not been received for the issuance of the Founder Shares and it is presented as a subscription receivable on the equity statement. Subsequently on December 27, 2024, the Company received the $25,000 for the Founder Shares. On May 8, 2025, through a share recapitalization, the Company surrendered 6,571,429 ordinary shares, as a result of which the Sponsor has purchased and holds an aggregate of 5,750,000 ordinary shares. All share and per share data have been retrospectively presented. The Founder Shares include an aggregate of up to 750,000 shares subject to forfeiture by the holders to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the holders will collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial shareholders do not purchase any Public Shares in the Initial Public Offering. The holders of the Founder Shares agree not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until (i) 180 days after the completion of a Business and (ii) if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

The Company had initially engaged D. Boral Capital LLC (“D. Boral”) to act as the lead underwriter in connection with the Initial Public Offering. In May 2025, D. Boral and the Company agreed to terminate such engagement, and in consideration therefore, the Sponsor has agreed to transfer 10,000 founder shares to D. Boral in full settlement of any fees incurred by D. Boral in connection with their engagement (the “D. Boral Shares”). The D. Boral Shares will be subject to the same lock-up and transfer restrictions as the other holders of founder shares.

On September 18, 2025, the Sponsor contributed $32,000 for the issuance of 5,750,000 ordinary shares, $0.0001 par value per share at approximately $0.0056 per share, of which up to 750,000 ordinary shares are subject to forfeiture to the extent that the over-allotment option is not exercised by the underwriters in full or in part, so that the initial shareholders will continue to own approximately 20% of the issued and outstanding ordinary shares after the Initial Public Offering (assuming they do not purchase any units in the Initial Public Offering). Previously, Bengochea SPAC Sponsors II LLC, the “previous sponsor” held 5,750,000 ordinary shares in Iron Horse Acquisitions Corp II, which shares are now cancelled. On September 30, 2025, the Company merged with Iron Horse Acquisition II Corp, which is the surviving entity, and the continuing company. On December 18, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture.

Promissory Note — Related Party

On October 1, 2025, the Company entered into a promissory note agreement with the Sponsor for $300,000. The promissory note is non-interest bearing, and due the earlier of April 30, 2026 or the date with the Company consummates the Initial Public Offering. As of November 30, 2025 and 2024, the Company had outstanding borrowings of $300,000 and $15,000, respectively, under the promissory note. On December 18, 2025, the Company repaid the total outstanding balance of the promissory note amounting to $300,000. Borrowings under the Note are no longer available (see Note 9).

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Initial Shareholders, the Sponsor, the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required. Each Working Capital Loan would be evidenced by a promissory note. The notes would either be paid upon consummation of our initial Business Combination, without interest, or, at holder’s discretion, if there are excess proceeds, upon consummation of this offering. In the event that the initial

Business Combination does not close, we may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from our Trust Account would be used for such repayment. These loans would be repaid at completion of the initial Business Combination. As of November 30, 2025 and 2024, no Working Capital Loans were outstanding.